Exit or Disposal Activities - Summary of the Activity and Remaining Liabilities Associated with Qualified Exit Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Summary of activity and remaining liabilities associated with qualified exit costs
Balance	$ 13,385	$ 3,848	$ 7,077
Acquired Balances		4,456
Provisions in Cost of goods sold or SG&A	14,923	50,503	3,038
Actual expenditures charged to accrual	(21,256)	(45,422)	(6,267)
Balance	7,052	13,385	3,848
Facilities Shutdown Prior to 2016
Summary of activity and remaining liabilities associated with qualified exit costs
Provisions in Cost of goods sold or SG&A			1,513
Facilities Shutdown Prior to 2016 | Other Qualified Exit Costs
Summary of activity and remaining liabilities associated with qualified exit costs
Balance	1,558
Provisions in Cost of goods sold or SG&A
Actual expenditures charged to accrual	(818)
Balance	740	1,558
Facilities Shutdown Prior to 2015 | Other Qualified Exit Costs
Summary of activity and remaining liabilities associated with qualified exit costs
Balance	1,546	1,908
Acquired Balances
Provisions in Cost of goods sold or SG&A
Actual expenditures charged to accrual		(362)
Balance		1,546	1,908
Facilities Shutdown Prior to 2014 | Other Qualified Exit Costs
Summary of activity and remaining liabilities associated with qualified exit costs
Balance		1,210	1,755
Provisions in Cost of goods sold or SG&A			103
Actual expenditures charged to accrual			(648)
Balance			1,210
Performance Coatings Group
Summary of activity and remaining liabilities associated with qualified exit costs
Provisions in Cost of goods sold or SG&A	2,672	143	505
Performance Coatings Group | Facilities Shutdown in 2018 | Severance and Related Costs
Summary of activity and remaining liabilities associated with qualified exit costs
Balance
Provisions in Cost of goods sold or SG&A	13
Actual expenditures charged to accrual	(13)
Balance	0
Performance Coatings Group | Facilities Shutdown in 2018 | Other Qualified Exit Costs
Summary of activity and remaining liabilities associated with qualified exit costs
Balance
Provisions in Cost of goods sold or SG&A	2,047
Actual expenditures charged to accrual	(1,426)
Balance	621
Performance Coatings Group | Branches Shutdown in 2017 | Severance and Related Costs
Summary of activity and remaining liabilities associated with qualified exit costs
Balance	14
Provisions in Cost of goods sold or SG&A	274
Actual expenditures charged to accrual	(235)
Balance	53	14
Performance Coatings Group | Branches Shutdown in 2017 | Other Qualified Exit Costs
Summary of activity and remaining liabilities associated with qualified exit costs
Balance	121
Provisions in Cost of goods sold or SG&A	338
Actual expenditures charged to accrual	(224)
Balance	235	121
Performance Coatings Group | Stores Shutdown in 2016 | Severance and Related Costs
Summary of activity and remaining liabilities associated with qualified exit costs
Balance	0	136
Acquired Balances
Provisions in Cost of goods sold or SG&A			136
Actual expenditures charged to accrual		(136)
Balance		0	136
Performance Coatings Group | Stores Shutdown in 2016 | Other Qualified Exit Costs
Summary of activity and remaining liabilities associated with qualified exit costs
Balance	111	269
Acquired Balances
Provisions in Cost of goods sold or SG&A		97	369
Actual expenditures charged to accrual		(255)	(100)
Balance		111	269
Performance Coatings Group | Branches Shutdown in 2016 | Severance and Related Costs
Summary of activity and remaining liabilities associated with qualified exit costs
Balance
Provisions in Cost of goods sold or SG&A
Actual expenditures charged to accrual
Balance	0
Performance Coatings Group | Branches Shutdown in 2016 | Other Qualified Exit Costs
Summary of activity and remaining liabilities associated with qualified exit costs
Balance	111
Provisions in Cost of goods sold or SG&A
Actual expenditures charged to accrual	(77)
Balance	34	111
Performance Coatings Group | Stores Shutdown in 2017 | Severance and Related Costs
Summary of activity and remaining liabilities associated with qualified exit costs
Balance	14
Acquired Balances
Provisions in Cost of goods sold or SG&A		14
Actual expenditures charged to accrual
Balance		14
Performance Coatings Group | Stores Shutdown in 2017 | Other Qualified Exit Costs
Summary of activity and remaining liabilities associated with qualified exit costs
Balance	121
Acquired Balances
Provisions in Cost of goods sold or SG&A		129
Actual expenditures charged to accrual		(8)
Balance		121
Performance Coatings Group | Stores Shutdown in 2015 | Severance and Related Costs
Summary of activity and remaining liabilities associated with qualified exit costs
Balance		0	1,096
Provisions in Cost of goods sold or SG&A
Actual expenditures charged to accrual			(1,096)
Balance			0
Performance Coatings Group | Stores Shutdown in 2015 | Other Qualified Exit Costs
Summary of activity and remaining liabilities associated with qualified exit costs
Balance		433	2,750
Provisions in Cost of goods sold or SG&A			499
Actual expenditures charged to accrual			(2,816)
Balance			433
Performance Coatings Group | Exit of Business in 2014 | Severance and Related Costs
Summary of activity and remaining liabilities associated with qualified exit costs
Balance		0	430
Provisions in Cost of goods sold or SG&A
Actual expenditures charged to accrual			(430)
Balance			0
Performance Coatings Group | Exit of Business in 2014 | Other Qualified Exit Costs
Summary of activity and remaining liabilities associated with qualified exit costs
Balance		183	353
Provisions in Cost of goods sold or SG&A			430
Actual expenditures charged to accrual			(600)
Balance			183
Consumer Brands Group
Summary of activity and remaining liabilities associated with qualified exit costs
Provisions in Cost of goods sold or SG&A			1,020
Consumer Brands Group | Stores Shutdown in 2016 | Severance and Related Costs
Summary of activity and remaining liabilities associated with qualified exit costs
Balance	21
Provisions in Cost of goods sold or SG&A
Actual expenditures charged to accrual	(21)
Balance	0	21
Consumer Brands Group | Facilities Shutdown in 2016 | Severance and Related Costs
Summary of activity and remaining liabilities associated with qualified exit costs
Balance	21	907
Acquired Balances
Provisions in Cost of goods sold or SG&A		2,910	1,020
Actual expenditures charged to accrual		(3,796)	(113)
Balance		21	907
Consumer Brands Group | Stores Shutdown in 2015 | Other Qualified Exit Costs
Summary of activity and remaining liabilities associated with qualified exit costs
Balance	12	433
Acquired Balances
Provisions in Cost of goods sold or SG&A		25
Actual expenditures charged to accrual		(446)
Balance		12	433
Consumer Brands Group | Facilities Shutdown in 2014 | Severance and Related Costs
Summary of activity and remaining liabilities associated with qualified exit costs
Balance		399	445
Provisions in Cost of goods sold or SG&A
Actual expenditures charged to accrual			(46)
Balance			399
Consumer Brands Group | Facilities Shutdown in 2014 | Other Qualified Exit Costs
Summary of activity and remaining liabilities associated with qualified exit costs
Balance		13	52
Provisions in Cost of goods sold or SG&A
Actual expenditures charged to accrual			(39)
Balance			13
The Americas Group | Stores Shutdown in 2015 | Other Qualified Exit Costs
Summary of activity and remaining liabilities associated with qualified exit costs
Balance	0	195	12
Acquired Balances
Provisions in Cost of goods sold or SG&A		20	481
Actual expenditures charged to accrual		(215)	(298)
Balance		0	195
The Americas Group | Stores Shutdown in 2014 | Other Qualified Exit Costs
Summary of activity and remaining liabilities associated with qualified exit costs
Balance		103	184
Provisions in Cost of goods sold or SG&A
Actual expenditures charged to accrual			(81)
Balance			103
Administrative
Summary of activity and remaining liabilities associated with qualified exit costs
Provisions in Cost of goods sold or SG&A	12,251	47,308
Administrative | Acquisition-Related Restructuring | Severance and Related Costs
Summary of activity and remaining liabilities associated with qualified exit costs
Balance	6,019
Acquired Balances		3,303
Provisions in Cost of goods sold or SG&A	12,043	38,739
Actual expenditures charged to accrual	(16,939)	(36,023)
Balance	1,123	6,019
Administrative | Acquisition-Related Restructuring | Other Qualified Exit Costs
Summary of activity and remaining liabilities associated with qualified exit costs
Balance	5,541
Acquired Balances		1,153
Provisions in Cost of goods sold or SG&A	208	8,569
Actual expenditures charged to accrual	(1,503)	(4,181)
Balance	$ 4,246	$ 5,541